Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0000078128
Registrant Name	Essential Utilities, Inc.
Registration File Number	333-277563
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES